STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended		2 Months Ended	9 Months Ended
	May 23, 2021	Apr. 02, 2021	Feb. 12, 2021	May 10, 2021	Mar. 19, 2021	Jul. 21, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized							100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized							20,000,000		20,000,000
Preferred Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock							$ 0	$ 130,000
Common Stock, Shares, Issued							27,374,598		27,374,598
Common Stock, Shares, Outstanding							27,374,598		27,374,598
Preferred Stock, Shares Issued							0		0
Preferred Stock, Shares Outstanding							0		0
An Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Common Stock	$ 48,000	$ 41,000	$ 80,000
Stock Issued During Period, Shares, New Issues				50,000	80,000	50,000
Common Stock, Shares Subscribed but Unissued							41,000		24,000